S000076295 [Member] Investment Objectives and Goals - Bridge Builder Tax Managed Small/Mid Cap Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Bridge Builder Tax Managed Small/Mid Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of Bridge Builder Tax Managed Small/Mid Cap Fund (the “Fund” or the “Small/Mid Cap Fund”) is to seek to provide a tax-efficient investment return consisting of capital appreciation.